NONCONTROLLING INTERESTS - UNITED STATES SPONSORED VEHICLE STRATEGY (Details) $ / shares in Units, CAD in Millions, $ in Millions			3 Months Ended	6 Months Ended
	Jun. 28, 2017 USD ($)	Apr. 27, 2017 USD ($) shares	Jun. 30, 2016 CAD	Jun. 30, 2017 CAD	Jun. 30, 2016 CAD	Jun. 30, 2017 $ / shares	Feb. 15, 2017	Dec. 31, 2016 $ / shares
NONCONTROLLING INTERESTS
Cash consideration | CAD			CAD 485		CAD 539
Bakken Pipeline System
NONCONTROLLING INTERESTS
Portion of combined effective interest owned through joint funding arrangement (as a percent)						75.00%
Effective interest (as a percent)						27.60%
Enbridge Energy Partners, L.P.
NONCONTROLLING INTERESTS
Quarterly distribution (in USD per unit) | $ / shares						$ 0.35		$ 0.583
Enbridge Energy Partners, L.P. | Bakken Pipeline System
NONCONTROLLING INTERESTS
Portion of combined effective interest owned through joint funding arrangement (as a percent)						25.00%
Effective interest (as a percent)							27.60%
Period of option to acquire additional interest				5 years
Additional portion of combined effective interest that may be acquired under option (as a percent)						20.00%
Enbridge Energy Partners, L.P. | Class F units
NONCONTROLLING INTERESTS
Right to distributions in excess of US$0.295 per EEP unit (as a percent)						13.00%
First threshold distribution level per EEP unit (in USD per unit) | $ / shares						$ 0.295
Second threshold distribution level per EEP unit (in USD per unit) | $ / shares						$ 0.35
Right to distributions in excess of US$0.35 per EEP unit (as a percent)						23.00%
Enbridge Energy Partners, L.P. | Enbridge Inc.
NONCONTROLLING INTERESTS
Outstanding credit agreement balance repaid		$ 1,500
Enbridge Energy Partners, L.P. | Enbridge Inc. | Class A common units
NONCONTROLLING INTERESTS
Common units issued (in units) | shares		64,300,000
Enbridge Energy Partners, L.P. | Enbridge Inc. | Class D units
NONCONTROLLING INTERESTS
Units for which Enbridge waived all rights (in units) | shares		66,100,000
Enbridge Energy Partners, L.P. | Enbridge Inc. | Incentive Distribution Units
NONCONTROLLING INTERESTS
Units for which Enbridge waived all rights (in units) | shares		1,000
Enbridge Energy Partners, L.P. | Enbridge Inc. | Class F units
NONCONTROLLING INTERESTS
Common units issued (in units) | shares		1,000
Enbridge Energy Partners, L.P. | Enbridge Inc. | Series 1 Preferred Units
NONCONTROLLING INTERESTS
Face value of units redeemed		$ 1,200
Enbridge Energy Partners, L.P. | United States Sponsored Vehicle Strategy
NONCONTROLLING INTERESTS
Increase in noncontrolling interest | CAD				CAD 496
Decrease to additional paid-in capital | CAD				442
Decrease to deferred income taxes | CAD				CAD 267
Midcoast Energy Partners, L.P.
NONCONTROLLING INTERESTS
Total ownership interest (as a percent)	100.00%
Midcoast Energy Partners, L.P. | Public common unitholders
NONCONTROLLING INTERESTS
Total consideration		$ 170
Midcoast Energy Partners, L.P. | Enbridge Energy Partners, L.P.
NONCONTROLLING INTERESTS
Cash consideration	$ 1,300
Existing indebtedness assumed	$ 953